ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Revenues	$ 227,539	$ 319,881	$ 292,487
Net loss	(59,601)	(9,548)	(8,723)
Net cash (used in) / provided by operating activities	(29,868)	(14,831)	(15,334)
Net cash (used in) / provided by investing activities	3,296	(3,506)	(334)
Net cash provided by financing activities	(3,365)	(3,064)	74,635
VIE and its subsidiaries
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	6,492	6,117
Total liabilities	4,678	3,931
Revenues	3		5
Net loss	(7,490)	(7,507)	(52)
Net cash (used in) / provided by operating activities	(7,519)	3,073	$ (131)
Net cash (used in) / provided by investing activities	473	$ (3,069)
Amount of consolidated VIEs' assets that are collateral for the VIEs' obligations	$ 0